Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 32,204	$ 20,004	$ 11,078
Trade accounts receivable, net of allowance for doubtful accounts and estimated allowance for appeals	24,132
Deferred income taxes	5,132
Prepaid expenses and other current assets	2,451
Income tax receivable	800
Debt issuance costs, current portion	1,140
Total current assets	65,859
Property, equipment, and leasehold improvements, net	18,237	14,915	13,525
Identifiable intangible assets, net	37,177	36,516	52,959
Goodwill	81,572
Debt issuance costs	4,112
Other assets	671
Total assets	207,628
Current liabilities:
Current maturities of notes payable	11,040	8,134	12,500
Accrued salaries and benefits	6,344
Accounts payable	1,578
Other current liabilities	8,213
Deferred revenue	2,499
Estimated liability for appeals	3,655
Total current liabilities	33,329
Notes payable, net of current portion	139,489	87,051	96,633
Deferred income taxes	14,604
Other liabilities	2,890
Total liabilities	190,312
Commitments and contingencies
Stockholder's (deficit) equity:
Common stock, $0.0001 par value	4
Additional paid-in capital	35,186
Accumulated deficit	(17,874)
Total stockholders' (deficit) equity	17,316	42,543
Total liabilities, redeemable preferred stock, and stockholders' (deficit) equity	207,628
Restated
Current assets:
Cash and cash equivalents		20,004	11,078
Trade accounts receivable, net of allowance for doubtful accounts and estimated allowance for appeals		19,398	14,006
Deferred income taxes		5,348	2,170
Prepaid expenses and other current assets		3,292	3,198
Debt issuance costs, current portion		595	1,254
Total current assets		48,637	31,706
Property, equipment, and leasehold improvements, net		14,915	13,525
Identifiable intangible assets, net		36,516	52,959
Goodwill		81,572	81,572
Debt issuance costs			595
Other assets		659	1,033
Total assets		182,299	181,390
Current liabilities:
Current maturities of notes payable		8,134	12,500
Accrued salaries and benefits		7,138	4,596
Accounts payable		60	63
Other current liabilities		8,945	3,761
Deferred revenue		2,214
Estimated liability for appeals		450
Total current liabilities		26,941	20,920
Notes payable, net of current portion		87,051	96,633
Line of credit, drawn		8,198	8,198
Deferred compensation		1,761	1,761
Deferred income taxes		14,647	21,109
Other liabilities		1,158	2,610
Total liabilities		139,756	151,231
Commitments and contingencies
Redeemable preferred stock
Series A convertible preferred stock, $0.0001 par value		58,248	51,753
Stockholder's (deficit) equity:
Due from stockholders		(2,266)	(2,158)
Common stock, $0.0001 par value		4	4
Additional paid-in capital		19,371	19,251
Accumulated deficit		(32,814)	(38,691)
Total stockholders' (deficit) equity		(15,705)	(21,594)
Total liabilities, redeemable preferred stock, and stockholders' (deficit) equity		$ 182,299	$ 181,390